CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Tables)	12 Months Ended
Jan. 31, 2021
CONVERTIBLE DEBENTURES AND PROMISSORY NOTES [abstract]
Schedule of convertible debentures

The following is the continuity of the Company's convertible debentures issued in Canadian dollars.  All below disclosure is denominated in U.S. dollars:

Convertible debentures
	December 31, 2018	January 30, 2019	Total
	issuance	Issuance
Balance, January 31, 2019	$3,181,800	$6,977,853	$10,159,653
New issuances	265,146	388,486	653,632
Conversions	(1,546,384)	(2,993,607)	(4,539,991)
Interest	322,348	559,398	881,746
Accretion expense	186,664	170,385	357,049
Interest paid - cash	(268,503)	(452,052)	(720,555)
Foreign exchange loss	8,318	67,403	75,721
Balance, January 31, 2020	2,149,389	4,717,866	6,867,255
New issuances	1,680,922	3,786,930	5,467,852
Conversions	(4,140,182)	(8,799,219)	(12,939,401)
Interest	191,223	410,755	601,978
Accretion expense	142,632	129,968	272,600
Interest paid - cash	(255,658)	(544,038)	(799,696)
Foreign exchange loss	231,674	297,738	529,412
Balance, January 31, 2021	$-	$-	$-

Schedule of convertible promissory notes
Convertible promissory notes
	June 13, 2018	January 23, 2019	May 24, 2019	Total
	issuance	issuance	issuance
Balance, January 31, 2019	$1,670,830	$175,000	$-	$1,845,830
Issued	-	-	1,000,000	1,000,000
Conversion	(660,647)	-	-	(660,647)
Interest	48,600	-	69,041	117,641
Accretion expense	77,282	-	-	77,282
Balance, January 31, 2020	1,136,065	175,000	1,069,041	2,380,106
Payment	-	(175,000)	-	(175,000)
Interest	48,732	-	100,275	149,007
Accretion expense	83,352	-	-	83,352
Balance, January 31, 2021	$1,268,149	$-	$1,169,316	$2,437,465

Schedule of promissory note payable
Promissory notes payable
	January 1, 2019	February 4, 2019	Total
	issuance	Issuance
Balance, January 31, 2019	$30,000,000	$-	$30,000,000
Issued	-	290,000	290,000
Payments	(8,800,000)	(290,000)	(9,090,000)
Balance, January 31, 2020	21,200,000	-	21,200,000
Payments	(7,013,333)		(7,013,333)
Balance, January 31, 2021	$14,186,667	$-	$14,186,667
Current portion	$6,080,000	$-	$6,080,000
Long-term portion	$8,106,667	$-	$8,106,667